FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Black-Scholes model for the Conversion derivative (Details)	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025	Aug. 09, 2024 $ / shares	Jun. 30, 2024 $ / shares
Short Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative					62.4
Short Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0549
Short Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative					0
Short Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative					146.43
Short Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative					0.99
Long-Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative		0.19			62.4
Long-Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.0413		0.049
Long-Term Notes | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.1563
Long-Term Notes | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative			0.143
Long-Term Notes | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.289
Long-Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative					0
Long-Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative		167.7	1.677		144.61
Long-Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative					0.99
Chardan Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative		0.19			62.4
Chardan Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.0432		0.0452
Chardan Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.1243
Chardan Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative			0.059
Chardan Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.476
Chardan Note | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative					0
Chardan Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative					1,666.81
Chardan Note | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative					0.84
Secured Convertible Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.19	0.19
Secured Convertible Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0363		0.0363
Secured Convertible Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1202		0.1202
Secured Convertible Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.44		0.44
Secured Convertible Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.476		0.476
Secured Convertible Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	1.677		1.677
Merger Financing | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative		0.19		16.2
Merger Financing | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.0413	0.0478
Merger Financing | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.1563	0.1698
Merger Financing | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative			0.143	0.254
Merger Financing | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative			0.289	0.289
Merger Financing | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative			1.677	0.372